Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Provisions
Schedule of provisions
	Legal claims	Investments in associates and joint ventures (ii)	Total
As of June 30, 2021	1,860	50	1,910
Additions	1,302	-	1,302
Transfers	(82)	-	(82)
Used during the year	(589)	(33)	(622)
Inflation adjustment	(938)	-	(938)
Currency translation adjustment	(17)	-	(17)
As of June 30, 2022	1,536	17	1,553
Additions (i)	8,110	-	8,110
Decreases (i)	(377)	-	(377)
Participation in the results	-	(16)	(16)
Inflation adjustment	(1,871)	-	(1,871)
Currency translation adjustment	11	-	11
Used during the year	(79)	-	(79)
As of June 30, 2023	7,330	1	7,331
	06.30.2023	06.30.2022
Non-current	6,465	1,102
Current	866	451
Total	7,331	1,553